Investment in joint venture - Summary of movement in asset retirement obligation (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 72,693	$ 56,148
Accretion expense	1,191	550
Change in obligation	7,307	16,149
Reclamation undertaken during the year	(163)	(154)
Total asset retirement provisions, end of year	81,028	72,693
Total non-current portion of asset retirement provisions	0	(1,025)
Total non-current portion of asset retirement provisions	$ 81,028	$ 71,668